Property and Equipment	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Property and Equipment
16	Property and Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Right-of-use Assets	Total
Cost
Balance as at October 31, 2019	$1,743	$2,154	$2,372	$1,615	$–	$7,884
Impact of first application of IFRS 16	–	–	–	–	3,620	3,620
Acquisitions	–	4	1	10	–	15
Additions	109	262	117	151	259	898
Disposals	(205)	(407)	(113)	(114)	(93)	(932)
Foreign currency adjustments and other	(28)	(77)	9	(2)	–	(98)
Balance as at October 31, 2020	$1,619	$1,936	$2,386	$1,660	$3,786	$11,387
Acquisitions	–	–	–	–	–	–
Additions	126	111	92	74	456	859
Disposals	(49)	(47)	(32)	(51)	(132)	(311)
Foreign currency adjustments and other	(127)	(94)	(36)	(34)	(107)	(398)
Balance as at October 31, 2021	$1,569	$1,906	$2,410	$1,649	$4,003	$11,537

Accumulated depreciation
Balance as at October 31, 2019	$672	$1,631	$1,935	$977	$–	$5,215
Depreciation	42	111	153	91	400	797
Disposals	(84)	(321)	(71)	(49)	(9)	(534)
Foreign currency adjustments and other	(10)	50	(47)	5	14	12
Balance as at October 31, 2020	$620	$1,471	$1,970	$1,024	$405	$5,490
Depreciation	42	98	155	95	379	769
Disposals	(30)	(32)	(31)	(37)	(35)	(165)
Foreign currency adjustments and other	(35)	(73)	(34)	(23)	(13)	(178)
Balance as at October 31, 2021	$597	$1,464	$2,060	$1,059	$736	$5,916

Net book value
Balance as at October 31, 2020	$999	$465	$416	$636	$3,381	$5,897 (1)
Balance as at October 31, 2021	$972	$442	$350	$590	$3,267	$5,621 (1)

(1)	Includes $40 (2020 – $43) of investment property.